24. SEGMENT INFORMATION (Details Narrative) - Corporate [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Housing incentive program for employees		R$ 19,045
Percentage of net sales	5.00%	5.00%	5.00%